OPPENHEIMER MULTIPLE STRATEGIES FUND
Semiannual Report March 31, 1997

[PHOTO]

"We need the
COMFORT
that comes from
diversifying
across different
types of
investments--but
we want it from
ONE fund."

[LOGO]

     OPPENHEIMERFUNDS
     THE RIGHT WAY TO INVEST

          NEWS

     BEAT THE AVERAGE

Cumulative Total Return for the
5-Year Period Ended 3/31/97:

Oppenheimer Multiple
Strategies Fund
Class A Shares (at net asset value)(1)

 78.40%

Lipper Flexible Portfolio Average for 51 Funds for the 5-Year Period Ended 3/31/97(3)

 69.42%

THIS FUND IS FOR PEOPLE WHO WANT AN INVESTMENT THAT'S STRATEGICALLY ALLOCATED TO PURSUE GROWTH WITH LESS RISK.


HOW YOUR FUND IS MANAGED

Oppenheimer Multiple Strategies Fund uses a combination of investment styles to seek high total return while managing risk. The Fund seeks to achieve its goals by investing in a com-bination of stocks, bonds and money market instruments-- strategically allocated to take advantage of current economic conditions.

The Fund's managers invest in U.S. and inter-national companies that they believe have excellent potential for appreciation. And the Fund seeks income from diversified fixed income and money market investments which can act as a cushion against fluctuations in the value of the stocks in the Fund's portfolio.

PERFORMANCE

Total returns for the six months ended 3/31/97 were 6.14% for Class A shares, 5.64% for Class B shares, and 5.68% for Class C shares, without deducting sales charges.(1)

     Your Fund's average annual total returns for Class A shares for the 1- and 5-year periods ended 3/31/97 and since inception on 4/24/87 were 6.92%, 10.95% and 9.44%, respectively.

For Class B shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 8/29/95 were 7.48% and 10.84%, respectively. For Class C shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 12/1/93 were 11.49% and 11.01%, respectively.(2)

OUTLOOK

"Because the holdings in the portfolio are broadly diversified, we believe that the Fund is properly positioned to benefit from the best opportunities in tomorrow's markets."

                                           Richard Rubinstein, Portfolio Manager
                                                                  March 31, 1997


Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. On March 6, 1997, the Fund changed its name from "Oppenheimer Asset Allocation Fund."

1. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
2. Class A returns include the current maximum initial sales charge of 5.75%. Prior to 4/1/91, the Fund's maximum sales charge rate for Class A shares was higher, so that actual account results would have been less. Class B returns include the applicable contingent deferred sales charge of 5% (1 year) and 4% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different performance calculations is in the Fund's prospectus. Class B and Class C shares are subject to a 0.75% asset-based sales charge.
3. Source: Lipper Analytical Services, 3/31/97. The Lipper average is shown for comparative purposes only. Funds included in the index may have different investment policies and risks than the Fund. Oppenheimer Multiple Strategies Fund is characterized by Lipper as a flexible portfolio fund. Lipper performance is based on total return and does not take sales charges into account.


2  Oppenheimer Multiple Strategies Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer Multiple
Strategies Fund


DEAR SHAREHOLDER,

The U.S. economy has continued to maintain its healthy balance between higher growth and relatively low inflation. As a result, we've enjoyed low interest rates, strong corporate earnings and the lowest rate of inflation in 30 years.

     But, as today's economic environment becomes increasingly more complex, many market watchers find themselves uncertain of what will follow. Although the latest data point to an increase in the growth of the economy, these indicators are also signaling a slowdown in that growth rate. Once you factor in the Federal Reserve's decision to increase interest rates, future developments become even more difficult to predict. The bottom line appears to be that most investors can look forward to more ups and downs in the U.S. market--making investing in stocks and bonds a wise option.

     Over the past six months, the stock market, though often unsteady, reported tremendous gains. In fact, the Dow Jones Industrial Average broke straight through the 7,000 mark, pushed by the demand for large-cap stocks. As the stock market spiraled upward, valuations followed suit. At the end of March, fears of too much growth and mounting inflationary pressure led the Federal Reserve to raise interest rates .25%. This rate increase sent the stock market into the correction we had predicted would occur this year.

     During this same six-month period, the bond market didn't receive the same fanfare as the stock market, but it did experience a significant amount of restlessness. In October, the yield on the long bond progressively retreated to 6.42%--representing the lowest interest-rate level since April of 1996--only to rally by year's end. Then, as we moved through the early months of 1997, long-term interest rates began to inch upward, once again due to fears about high stock market valuations and the possible re-emergence of inflation. Following the March Federal Reserve rate increase, the yield on 30-year Treasuries rose further, to a high of 7.18% for the period.

     These scenarios clearly illustrate the benefits of diversifying investments across market sectors, and possibly countries as well. Although stocks tend to produce the highest long-term returns, they also typically present the greatest risk. Bonds, on the other hand, tend to produce more stable returns and generally fluctuate less on the downside than stocks. For example, while last year's interest rates hindered the performance of many fixed income investments, a broadly allocated portfolio, including large-cap stocks, could have offset many of those lackluster returns. In turn, the income from bonds can help to lower your portfolio's overall risk.(1)

     When you look at the opportunities available in both the U.S. fixed income and equity markets, as well as foreign markets, the outlook for diversified investing remains very appealing. A mutual fund that invests in both stocks and bonds offers access to professional managers who are continually evaluating the appropriate combination of domestic and international stocks and bonds relative to the economy.

     Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

/s/ Bridget A. Macaskill

Bridget A. Macaskill


April 21, 1997


1. Past performance is no guarantee of future results.


3  Oppenheimer Multiple Strategies Fund

Q + A

Q  WHAT AREAS ARE YOU CURRENTLY TARGETING?

[PHOTO]   [PHOTO]


AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW DID THE FUND PERFORM?

Over the past six-month period, Oppenheimer Multiple Strategies Fund performed very well. According to Lipper Analytical Services, the Fund's Class A shares ranked 39th out of 195 flexible portfolio funds, finishing in the first quartile of its peer group for the 1-year period ended 3/31/97.(1) The Fund is managed to seek high total return while managing risk, regardless of the market environment. We believe the key to achieving this successfully is strategic diversification of the portfolio across stocks, bonds and money market instruments, both in the United States and abroad.

WHAT INVESTMENTS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Broad diversification among many sectors of the bond market contributed to the performance of our fixed income investments. Although the U.S. bond market lacked any luster over the past few months, by spreading our fixed income holdings across foreign, Brady and high-yield issues, we were able to capture higher yields, which translated into a better total return for the Fund.

     While broad diversifi-cation worked with bonds, "focus" was the buzz word for stocks. That's why the Fund's group of healthcare stocks earned the best returns for the portfolio. These stocks performed well because the impending threat of health-care regulation began to fade away. With the current admin-istration's mixed viewpoints on the topic, investors had little fear about the impact of aggressive legislation. As a result, much of the healthcare industry prospered.(2)

WERE THERE ANY INVESTMENTS THAT DIDN'T PERFORM AS EXPECTED?

While we continue to believe that international diversification is essential to the performance

[PHOTO]

1. Source: Lipper Analytical Services, 3/31/97. Oppenheimer Multiple Strategies Fund's Class A shares were ranked 14th out of 51 funds in its category for the 5-year period ended 3/31/97. Oppenheimer Multiple Strategies Fund is characterized by Lipper as a flexible portfolio fund. Lipper rankings are based on total return and do not take sales charges into account.
2. The Fund's portfolio is subject to change.


4  Oppenheimer Multiple Strategies Fund

FACING PAGE
Top left: Richard Rubinstein,
Portfolio Manager, with Robert Doll,
Executive VP, Director of Equity
Investments

Top right: Paul LaRocco, Member
of Equity Investments Team

Bottom: Robert Doll

THIS PAGE
Top: Richard Rubinstein

Bottom: Bruce Bartlett, Member
of Equity Investments Team


A  WE ARE INCREASING OUR INTERNATIONAL HOLDINGS.

of the Fund, many of our foreign holdings lagged the U.S. equity market this period. However, over the long run, diversifying into international investments can help mitigate volatility and offer additional investment opportunities.

     As we mentioned earlier, the U.S. bond market has experienced a slowdown over the past several months. Recent fluctuations in interest rates prompted investors to worry about the re-emergence of inflation. These factors sent bond prices higher, as yields decreased. However, we believe these are tempo-rary concerns.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

We're beginning to modify the allocation of the Fund's port-folio. While last year we sold bonds and bought stocks, this year we've started to sell some stocks. The proceeds are being directed into cash and some bonds and will serve as a reserve to be used for stock purchases in a market decline.

     In our view, the stock market has been very concentrated this past year, with a small percentage of stocks accounting for a great percen-tage of the market's momentum. In this case, the fastest-growing, biggest and most consistent businesses have had the most significant increases in valuations. But, many now appear overvalued. In response, our approach is to seek alternate investments to today's large-cap star performers, such as energy stocks, mid-cap companies and luxury consumer products.

[PHOTO]

[PHOTO]

     Finally, although foreign stocks have not fully competed with U.S. equities over the last few years, we still believe international investments make sense as part of a long-term strategy. So, we're currently taking advantage of low stock prices in these markets and increasing our holdings abroad.

WHAT IS YOUR OUTLOOK FOR THE FUND?

No one can predict with certainty how the market will move in the future. Therefore, we attempt to provide stability for our investors by striving to earn steady returns in any market environment. And, because the holdings in the portfolio are broadly diversified, we believe that the Fund is properly positioned to benefit from the best opportunities in tomorrow's markets.


5  Oppenheimer Multiple Strategies Fund

FINANCIALS

CONTENTS

STATEMENT OF INVESTMENTS                      7
STATEMENT OF ASSETS AND LIABILITIES          17
STATEMENT OF OPERATIONS                      18
STATEMENTS OF CHANGES IN NET ASSETS          19
FINANCIAL HIGHLIGHTS                         20
NOTES TO FINANCIAL STATEMENTS                22


6  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS   March 31, 1997 (Unaudited)

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT(1)         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
OBLIGATIONS--0.4%   Federal National Mortgage Assn.:
                    11.50%, 7/1/11                                                             $    139,922      $    154,908
                    11.75%, 1/1/16                                                                  173,827           195,881
                    ---------------------------------------------------------------------------------------------------------
                    Government National Mortgage Assn., 9%, 11/15/08--5/15/09                       482,459           511,379
                    ---------------------------------------------------------------------------------------------------------
                    Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
                    Series 1994-C2, Cl. E, 8%, 4/25/25                                              365,623           360,711
                                                                                                                 ------------
                    Total Mortgage-Backed Obligations (Cost $1,105,596)                                             1,222,879
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
OBLIGATIONS--10.9%
-----------------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds, STRIPS, Zero Coupon:
                    7.10%, 11/15/18(2)                                                           17,000,000         3,562,381
                    7.322%, 8/15/19(2)                                                           18,700,000         3,710,733
                    ---------------------------------------------------------------------------------------------------------
                    U.S. Treasury Nts.:
                    8.25%, 7/15/98                                                               16,000,000        16,395,007
                    8.875%, 11/15/98(3)                                                             950,000           986,220
                    9.25%, 8/15/98                                                                9,450,000         9,813,239
                                                                                                                 ------------
                    Total U.S. Government Obligations (Cost $34,312,762)                                           34,467,580
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT
OBLIGATIONS--13.6%
-----------------------------------------------------------------------------------------------------------------------------
                    Argentina (Republic of):
                    Par Bonds, 5.50%, 3/31/23(4)                                                 14,000,000         8,767,500
                    Past Due Interest Bonds, Series L, 6.75%, 3/31/05(5)                          7,760,000         6,959,750
                    ---------------------------------------------------------------------------------------------------------
                    Brazil (Federal Republic of) Par Bonds, 5%, 4/15/24(4)                        7,500,000         4,696,875
                    ---------------------------------------------------------------------------------------------------------
                    Canada (Government of) Bonds:
                    9.75%, 12/1/01 CAD                                                            6,000,000         4,994,507
                    9.75%, 6/1/01 CAD                                                             2,000,000         1,652,432
                    ---------------------------------------------------------------------------------------------------------
                    Denmark (Kingdom of) Bonds, 8%, 3/15/06 DKK                                  21,900,000         3,743,659
                    ---------------------------------------------------------------------------------------------------------
                    Eskom Depositary Receipts, Series E168, 11%, 6/1/08 ZAR                       6,430,000         1,117,073
                    ---------------------------------------------------------------------------------------------------------
                    Eskom Sec. Bonds, 11%, 6/1/08 ZAR                                             3,000,000           521,185
                    ---------------------------------------------------------------------------------------------------------
                    New Zealand (Government of) Bonds, 8%, 2/15/01 NZD                            7,460,000         5,201,954
                    ---------------------------------------------------------------------------------------------------------
                    Queensland Treasury Corp. Exchangeable Gtd. Nts., 10.50%, 5/15/03 (AUD)       2,500,000         2,209,622
                    ---------------------------------------------------------------------------------------------------------
                    Treasury Corp. of Victoria Gtd. Bonds, 8.25%, 10/15/03 AUD                    1,500,000         1,195,610
                    ---------------------------------------------------------------------------------------------------------
                    United Kingdom Treasury Nts., 13%, 7/14/00 GBP                                1,050,000         2,003,585
                                                                                                                 ------------
                    Total Foreign Government Obligations (Cost $40,053,934)                                        43,063,752
-----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE
CORPORATE BONDS
AND NOTES--13.9%
-----------------------------------------------------------------------------------------------------------------------------
                    AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                     2,250,000         2,233,125
                    ---------------------------------------------------------------------------------------------------------
                    Allied Waste North America, Inc., 10.25% Sr. Sub. Nts., 12/1/06(6)              425,000           443,063
                    ---------------------------------------------------------------------------------------------------------
                    Ameriking, Inc., 10.75% Sr. Nts., 12/1/06(7)                                    160,000           166,800
                    ---------------------------------------------------------------------------------------------------------
                    Aracruz Celulose SA, 10.375% Debs., 1/31/02                                     320,000           334,400
                    ---------------------------------------------------------------------------------------------------------
                    Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04(8)                       200,000           174,250
                    ---------------------------------------------------------------------------------------------------------
                    Building Materials Corp. of America, 8.625% Sr. Nts., 12/15/06                   50,000            48,938
                    ---------------------------------------------------------------------------------------------------------
                    Cablevision Industries Corp., 9.25% Sr. Debs., Series B, 4/1/08               1,000,000         1,038,129
                    ---------------------------------------------------------------------------------------------------------
                    Cablevision Systems Corp., 10.75% Sr. Sub. Debs., 4/1/04                        500,000           516,250
                    ---------------------------------------------------------------------------------------------------------
                    CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06                                        120,000           124,500

                    7  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS (Unaudited) (Continued)

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT(1)         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE     Calpine Corp.:
CORPORATE BONDS     10.50% Sr. Nts., 5/15/06                                                   $    225,000      $    242,156
AND NOTES           9.25% Sr. Nts., 2/1/04                                                          155,000           157,713
(CONTINUED)         ---------------------------------------------------------------------------------------------------------
                    CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03                               40,000            39,000
                    ---------------------------------------------------------------------------------------------------------
                    Cole National Group, Inc., 11.25% Sr. Nts., 10/1/01(7)                          500,000           547,500
                    ---------------------------------------------------------------------------------------------------------
                    Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,
                    Series B, 12.32%, 5/27/98(2)                                                  1,500,000         1,320,000
                    ---------------------------------------------------------------------------------------------------------
                    Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(8)           500,000           340,000
                    ---------------------------------------------------------------------------------------------------------
                    Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
                    Series B, 8/1/05(7)                                                           1,000,000         1,112,500
                    ---------------------------------------------------------------------------------------------------------
                    Conseco, Inc., 8.125% Sr. Nts., 2/15/03                                       1,000,000         1,024,809
                    ---------------------------------------------------------------------------------------------------------
                    Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(8)         300,000           196,500
                    ---------------------------------------------------------------------------------------------------------
                    EnviroSource, Inc., 9.75% Sr. Nts., 6/15/03                                   1,000,000           960,000
                    ---------------------------------------------------------------------------------------------------------
                    First Nationwide Escrow Corp., 10.625% Sr. Sub. Nts., 10/1/03(6)                650,000           690,625
                    ---------------------------------------------------------------------------------------------------------
                    First PV Funding Corp., 10.15% Lease Obligation Bonds, Series 1986B, 1/15/16    520,000           554,450
                    ---------------------------------------------------------------------------------------------------------
                    Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                   750,000           821,250
                    ---------------------------------------------------------------------------------------------------------
                    Global Marine, Inc., 12.75% Sr. Sec. Nts., 12/15/99                             400,000           425,500
                    ---------------------------------------------------------------------------------------------------------
                    GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                 1,250,000         1,262,500
                    ---------------------------------------------------------------------------------------------------------
                    Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03                      100,000            98,250
                    ---------------------------------------------------------------------------------------------------------
                    Grand Union Co., 12% Sr. Nts., 9/1/04                                         1,600,000         1,596,000
                    ---------------------------------------------------------------------------------------------------------
                    Harris Chemical North America, Inc., 10.75% Gtd. Sr. Sub. Nts., 10/15/03        100,000           100,375
                    ---------------------------------------------------------------------------------------------------------
                    Hovnanian K. Enterprises, Inc., 11.25% Gtd. Sub. Nts., 4/15/02                  725,000           752,187
                    ---------------------------------------------------------------------------------------------------------
                    Hyperion Telecommunications, Inc., 0%/13% Sr. Disc. Nts., Series B, 4/15/03(8)  275,000           153,313
                    ---------------------------------------------------------------------------------------------------------
                    ISP Holdings, Inc., 9% Sr. Nts., 10/15/03(6)                                     85,000            85,850
                    ---------------------------------------------------------------------------------------------------------
                    J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06                           1,000,000         1,030,000
                    ---------------------------------------------------------------------------------------------------------
                    Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts., 3/1/06                 45,000            47,813
                    ---------------------------------------------------------------------------------------------------------
                    Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                  500,000           545,000
                    ---------------------------------------------------------------------------------------------------------
                    Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                            100,000           100,250
                    ---------------------------------------------------------------------------------------------------------
                    Lear Corp., 9.50% Sub. Nts., 7/15/06                                          1,000,000         1,040,000
                    ---------------------------------------------------------------------------------------------------------
                    Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04       1,000,000         1,110,000
                    ---------------------------------------------------------------------------------------------------------
                    Maxus Energy Corp., 11.50% Debs., 11/15/15                                    1,000,000         1,050,000
                    ---------------------------------------------------------------------------------------------------------
                    McLeod, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07(6)(8)                            500,000           280,000
                    ---------------------------------------------------------------------------------------------------------
                    Mesa Operating Co., 10.625% Gtd. Sr. Sub. Nts., 7/1/06                        1,000,000         1,042,500
                    ---------------------------------------------------------------------------------------------------------
                    Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                         100,000           103,500
                    ---------------------------------------------------------------------------------------------------------
                    News America Holdings, Inc., 8.50% Sr. Nts., 2/15/05                          1,000,000         1,050,472

                    8  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS (Unaudited) (Continued)

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT(1)         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE     NL Industries, Inc.:
CORPORATE BONDS     0%/13% Sr. Sec. Disc. Nts., 10/15/05(8)                                    $     50,000      $     45,250
AND NOTES           11.75% Sr. Sec. Nts., 10/15/03                                                  113,000           119,497
(CONTINUED)         ---------------------------------------------------------------------------------------------------------
                    Omnipoint Corp., 11.625% Sr. Nts., 8/15/06(6)                                   750,000           663,750
                    ---------------------------------------------------------------------------------------------------------
                    Owens-Illinois, Inc.:
                    10% Sr. Sub. Nts., 8/1/02                                                       500,000           526,875
                    11% Sr. Debs., 12/1/03                                                          650,000           716,625
                    ---------------------------------------------------------------------------------------------------------
                    Panamsat LP/Panamsat Capital Corp., 0%/11.375% Sr. Sub. Disc. Nts.,
                    8/1/03(8)                                                                     1,250,000         1,178,125
                    ---------------------------------------------------------------------------------------------------------
                    Pathmark Stores, Inc., 9.625% Sr. Sub. Nts., 5/1/03                              30,000            28,800
                    ---------------------------------------------------------------------------------------------------------
                    PriCellular Wireless Corp., 0%/12.25% Sr. Sub. Disc. Nts., 10/1/03(8)         1,000,000           900,000
                    ---------------------------------------------------------------------------------------------------------
                    Quantum Chemical Corp., 10.375% First Mtg. Nts., 6/1/03                         500,000           536,564
                    ---------------------------------------------------------------------------------------------------------
                    Ralph's Grocery Co.:
                    10.45% Sr. Nts., 6/15/04                                                        500,000           526,250
                    11% Sr. Sub. Nts., 6/15/05                                                      545,000           564,075
                    ---------------------------------------------------------------------------------------------------------
                    Repap New Brunswick, Inc.:
                    10.625% Second Priority Sr. Sec. Nts., 4/15/05                                   45,000            44,212
                    8.875% First Priority Sr. Sec. Nts., 7/15/00(5)                                 500,000           490,000
                    ---------------------------------------------------------------------------------------------------------
                    Repap Wisconsin, Inc., 9.875% Second Priority Sr. Nts., 5/1/06                1,105,000         1,074,612
                    ---------------------------------------------------------------------------------------------------------
                    Rio Hotel & Casino, Inc., 9.50% Gtd. Sr. Sub. Nts., 4/15/07(6)                  250,000           246,875
                    ---------------------------------------------------------------------------------------------------------
                    Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07         1,000,000         1,042,500
                    ---------------------------------------------------------------------------------------------------------
                    Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05(7)                              356,000           399,610
                    ---------------------------------------------------------------------------------------------------------
                    SCI Television, Inc., 11% Sr. Sec. Nts., 6/30/05(7)                             500,000           536,250
                    ---------------------------------------------------------------------------------------------------------
                    SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                          1,000,000         1,095,000
                    ---------------------------------------------------------------------------------------------------------
                    Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub. Nts., 8/15/06                  125,000           131,875
                    ---------------------------------------------------------------------------------------------------------
                    Synthetic Industries, Inc., 9.25% Sr. Sub. Nts., 2/15/07(6)                      50,000            50,375
                    ---------------------------------------------------------------------------------------------------------
                    TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07(6)            295,000           259,600
                    ---------------------------------------------------------------------------------------------------------
                    TeleWest plc, 0%/11% Sr. Disc. Debs., 10/1/07(8)                              1,000,000           657,500
                    ---------------------------------------------------------------------------------------------------------
                    Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                         1,000,000           970,000
                    ---------------------------------------------------------------------------------------------------------
                    Time Warner, Inc., 7.95% Nts., 2/1/00                                         1,000,000         1,021,344
                    ---------------------------------------------------------------------------------------------------------
                    TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                 1,100,000         1,189,572
                    ---------------------------------------------------------------------------------------------------------
                    Transtar Holdings LP/Transtar Capital Corp., 0%/13.375%
                    Sr. Disc. Nts., Series B, 12/15/03(7)(8)                                        500,000           406,250
                    ---------------------------------------------------------------------------------------------------------
                    TransTexas Gas Corp., 11.50% Gtd. Sr. Sec. Nts., 6/15/02                        965,000         1,066,325
                    ---------------------------------------------------------------------------------------------------------
                    Trump Atlantic City Associates/Trump Atlantic City Funding, Inc.,
                    11.25% First Mtg. Nts., 5/1/06                                                   50,000            45,375
                    ---------------------------------------------------------------------------------------------------------
                    Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(7)                           500,000           505,000
                    ---------------------------------------------------------------------------------------------------------
                    Unisys Corp., 15% Credit Sensitive Nts., 7/1/97(5)(7)                           200,000           211,000
                    ---------------------------------------------------------------------------------------------------------
                    Universal Outdoor, Inc., 9.75% Sr. Sub. Nts., Series B, 10/15/06(6)             500,000           491,875
                    ---------------------------------------------------------------------------------------------------------
                    Western Wireless Corp.:
                    10.50% Sr. Sub. Nts., 2/1/07                                                    250,000           248,750
                    10.50% Sr. Sub. Nts., 6/1/06                                                    750,000           746,250
                                                                                                                 ------------
                    Total Non-Convertible Corporate Bonds and Notes (Cost $43,096,267)                             43,695,429

                    9  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                                 MARKET VALUE
                                                                                                    SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COMMON
STOCKS--49.7%
-----------------------------------------------------------------------------------------------------------------------------
BASIC
MATERIALS--2.8%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%     Agrium, Inc.                                                                    110,000      $  1,402,500
                    ---------------------------------------------------------------------------------------------------------
                    Bayer AG, Sponsored ADR                                                          63,000         2,620,604
                    ---------------------------------------------------------------------------------------------------------
                    Great Lakes Chemical Corp.                                                        6,000           276,000
                                                                                                                 ------------
                                                                                                                    4,299,104
-----------------------------------------------------------------------------------------------------------------------------
METALS--0.8%        Alumax, Inc.(9)(10)                                                              26,059           902,293
                    ---------------------------------------------------------------------------------------------------------
                    Brush Wellman, Inc.                                                              81,800         1,482,625
                                                                                                                 ------------
                                                                                                                    2,384,918
-----------------------------------------------------------------------------------------------------------------------------
PAPER--0.6%         Aracruz Celulose SA, Sponsored ADR                                               57,000         1,040,250
                    ---------------------------------------------------------------------------------------------------------
                    MacMillan Bloedel Ltd.                                                           64,900           907,709
                                                                                                                 ------------
                                                                                                                    1,947,959
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER
CYCLICALS--9.9%
-----------------------------------------------------------------------------------------------------------------------------
AUTOS &             AutoZone, Inc.(9)                                                                35,000           787,500
HOUSING--0.8%       ---------------------------------------------------------------------------------------------------------
                    General Motors Corp.(10)                                                         18,000           996,750
                    ---------------------------------------------------------------------------------------------------------
                    IRSA Inversiones y Representaciones SA                                          193,056           724,048
                                                                                                                 ------------
                                                                                                                    2,508,298
-----------------------------------------------------------------------------------------------------------------------------
LEISURE &           Alaska Air Group, Inc.(9)(10)                                                    77,000         1,973,125
ENTERTAINMENT--5.4% ---------------------------------------------------------------------------------------------------------
                    AMR Corp.(9)                                                                     19,400         1,600,500
                    ---------------------------------------------------------------------------------------------------------
                    Carnival Corp., Cl. A(10)                                                        43,800         1,620,600
                    ---------------------------------------------------------------------------------------------------------
                    Choice Hotels International, Inc.(9)                                             21,600           291,600
                    ---------------------------------------------------------------------------------------------------------
                    Circus Circus Enterprises, Inc.(9)                                               24,000           624,000
                    ---------------------------------------------------------------------------------------------------------
                    Cracker Barrel Old Country Store, Inc.                                           45,000         1,175,625
                    ---------------------------------------------------------------------------------------------------------
                    Eastman Kodak Co.(10)                                                            22,000         1,669,250
                    ---------------------------------------------------------------------------------------------------------
                    Gaylord Entertainment Co., Cl. A(10)                                             36,000           774,000
                    ---------------------------------------------------------------------------------------------------------
                    International Game Technology                                                    74,800         1,206,150
                    ---------------------------------------------------------------------------------------------------------
                    King World Productions, Inc.(9)(10)                                              15,000           547,500
                    ---------------------------------------------------------------------------------------------------------
                    Mattel, Inc.                                                                        437            10,488
                    ---------------------------------------------------------------------------------------------------------
                    Nintendo Co. Ltd.                                                                31,500         2,259,267
                    ---------------------------------------------------------------------------------------------------------
                    Outback Steakhouse, Inc.(9)(10)                                                  12,000           240,000
                    ---------------------------------------------------------------------------------------------------------
                    Shangri-La Asia Ltd.                                                            550,000           638,790
                    ---------------------------------------------------------------------------------------------------------
                    Shimano, Inc.                                                                    65,000         1,049,996
                    ---------------------------------------------------------------------------------------------------------
                    Time Warner, Inc.(10)                                                            33,000         1,427,250
                                                                                                                 ------------
                                                                                                                   17,108,141
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%         Comcast Corp., Cl. A Special                                                     82,800         1,397,250
                    ---------------------------------------------------------------------------------------------------------
                    Dow Jones & Co., Inc.(10)                                                        27,600         1,121,250
                    ---------------------------------------------------------------------------------------------------------
                    South China Morning Post Holdings Ltd.                                        1,440,000         1,226,477
                    ---------------------------------------------------------------------------------------------------------
                    U S West Media Group(9)(10)                                                      56,000         1,043,000
                                                                                                                 ------------
                                                                                                                    4,787,977

                    10  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                                 MARKET VALUE
                                                                                                    SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RETAIL:             Cone Mills Corp.(9)                                                             177,500      $  1,309,062
GENERAL--0.8%       ---------------------------------------------------------------------------------------------------------
                    Donna Karan International, Inc.(9)                                               58,500           563,062
                    ---------------------------------------------------------------------------------------------------------
                    Neiman-Marcus Group, Inc.(9)                                                     25,000           643,750
                                                                                                                 ------------
                                                                                                                    2,515,874
-----------------------------------------------------------------------------------------------------------------------------
RETAIL:             Costco Cos., Inc.(9)(10)                                                         50,000         1,381,250
SPECIALTY--1.4%     ---------------------------------------------------------------------------------------------------------
                    General Nutrition Cos., Inc.(9)                                                  20,000           405,000
                    ---------------------------------------------------------------------------------------------------------
                    Gymboree Corp.(9)                                                                40,600         1,091,125
                    ---------------------------------------------------------------------------------------------------------
                    Toys 'R' Us, Inc.(9)(10)                                                         45,700         1,279,600
                    ---------------------------------------------------------------------------------------------------------
                    Tractor Supply Co.(9)                                                             4,900            94,325
                                                                                                                 ------------
                                                                                                                    4,251,300
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER
NON-CYCLICALS--8.1%
-----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%     Guinness plc                                                                    170,000         1,433,375
                    ---------------------------------------------------------------------------------------------------------
                    PepsiCo, Inc.                                                                    16,000           522,000
                                                                                                                 ------------
                                                                                                                    1,955,375
-----------------------------------------------------------------------------------------------------------------------------
FOOD--1.3%          Chiquita Brands International, Inc.                                              45,000           703,125
                    ---------------------------------------------------------------------------------------------------------
                    Groupe Danone                                                                     6,707         1,062,920
                    ---------------------------------------------------------------------------------------------------------
                    Nestle SA, Sponsored ADR                                                         20,000         1,169,634
                    ---------------------------------------------------------------------------------------------------------
                    Sara Lee Corp.                                                                   30,000         1,215,000
                                                                                                                 ------------
                                                                                                                    4,150,679
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/         Abbott Laboratories                                                              20,000         1,122,500
DRUGS--3.5%         ---------------------------------------------------------------------------------------------------------
                    American Home Products Corp.                                                     18,000         1,080,000
                    ---------------------------------------------------------------------------------------------------------
                    Astra AB Free, Series A                                                          16,500           798,315
                    ---------------------------------------------------------------------------------------------------------
                    Bristol-Myers Squibb Co.                                                         20,600         1,215,400
                    ---------------------------------------------------------------------------------------------------------
                    Genzyme Corp.(9)                                                                 42,000           945,000
                    ---------------------------------------------------------------------------------------------------------
                    Johnson & Johnson(10)                                                            36,800         1,945,800
                    ---------------------------------------------------------------------------------------------------------
                    Mylan Laboratories, Inc.                                                         54,800           801,450
                    ---------------------------------------------------------------------------------------------------------
                    Novartis AG(9)                                                                    1,693         2,098,885
                    ---------------------------------------------------------------------------------------------------------
                    SmithKline Beecham plc, ADR(10)                                                  16,000         1,120,000
                                                                                                                 ------------
                                                                                                                   11,127,350
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/         Manor Care, Inc.(10)                                                             21,600           526,500
SUPPLIES            ---------------------------------------------------------------------------------------------------------
& SERVICES--1.2%    Medtronic, Inc.(10)                                                              10,000           622,500
                    ---------------------------------------------------------------------------------------------------------
                    Nellcor Puritan Bennett, Inc.(9)                                                 60,400         1,064,550
                    ---------------------------------------------------------------------------------------------------------
                    WellPoint Health Networks, Inc.(9)(10)                                           39,409         1,635,473
                                                                                                                 ------------
                                                                                                                    3,849,023
-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD           Kimberly-Clark Corp.(10)                                                          9,800           973,875
GOODS--0.6%         ---------------------------------------------------------------------------------------------------------
                    Procter & Gamble Co.(10)                                                          2,400           276,000
                    ---------------------------------------------------------------------------------------------------------
                    Wella AG                                                                          1,350           736,338
                                                                                                                 ------------
                                                                                                                    1,986,213

                    11  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                                 MARKET VALUE
                                                                                                    SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.9%
                    Philip Morris Cos., Inc.(10)                                                     25,000      $  2,853,125
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--4.2%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES     Global Marine, Inc.(9)                                                           36,000           774,000
& PRODUCERS--0.8%   ---------------------------------------------------------------------------------------------------------
                    Kerr-McGee Corp.(10)                                                              9,000           556,875
                    ---------------------------------------------------------------------------------------------------------
                    Weatherford Enterra, Inc.(9)(10)                                                 23,000           675,625
                    ---------------------------------------------------------------------------------------------------------
                    Western Atlas, Inc.(9)                                                           10,000           606,250
                                                                                                                 ------------
                                                                                                                    2,612,750
-----------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--    Atlantic Richfield Co.(10)                                                       13,500         1,822,500
3.4%                ---------------------------------------------------------------------------------------------------------
                    Elan Energy, Inc.(9)                                                            110,000           842,790
                    ---------------------------------------------------------------------------------------------------------
                    Enterprise Oil plc                                                               90,000           957,222
                    ---------------------------------------------------------------------------------------------------------
                    Louisiana Land & Exploration Co.                                                 16,000           758,000
                    ---------------------------------------------------------------------------------------------------------
                    Occidental Petroleum Corp.                                                       34,000           837,250
                    ---------------------------------------------------------------------------------------------------------
                    Royal Dutch Petroleum Co.(10)                                                     6,300         1,102,500
                    ---------------------------------------------------------------------------------------------------------
                    Talisman Energy, Inc.(9)                                                         21,500           638,706
                    ---------------------------------------------------------------------------------------------------------
                    Total SA, Sponsored ADR                                                          17,800           754,275
                    ---------------------------------------------------------------------------------------------------------
                    Unocal Corp.                                                                     50,000         1,906,250
                    ---------------------------------------------------------------------------------------------------------
                    YPF SA, Cl. D, ADR                                                               42,000         1,113,000
                                                                                                                 ------------
                                                                                                                   10,732,493
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL--8.0%
-----------------------------------------------------------------------------------------------------------------------------
BANKS--5.1%         Akbank T.A.S.                                                                 1,995,500           321,993
                    ---------------------------------------------------------------------------------------------------------
                    Banco Frances del Rio de la Plata SA                                             80,926           807,740
                    ---------------------------------------------------------------------------------------------------------
                    Chase Manhattan Corp. (New)                                                      81,000         7,583,625
                    ---------------------------------------------------------------------------------------------------------
                    Citicorp(10)                                                                      2,300           248,975
                    ---------------------------------------------------------------------------------------------------------
                    NationsBank Corp.                                                               104,400         5,781,150
                    ---------------------------------------------------------------------------------------------------------
                    Societe Generale                                                                 10,300         1,204,122
                                                                                                                 ------------
                                                                                                                   15,947,605
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED         American Express Co.(10)                                                         24,500         1,466,937
FINANCIAL--1.5%     ---------------------------------------------------------------------------------------------------------
                    Dean Witter, Discover & Co.(10)                                                  36,500         1,272,937
                    ---------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corp.(10)                                             34,400           937,400
                    ---------------------------------------------------------------------------------------------------------
                    Merrill Lynch & Co., Inc.                                                        11,000           944,625
                                                                                                                 ------------
                                                                                                                    4,621,899
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.4%     ACE Ltd.                                                                         20,000         1,280,000
                    ---------------------------------------------------------------------------------------------------------
                    American International Group, Inc.                                                5,500           645,563
                    ---------------------------------------------------------------------------------------------------------
                    Equitable Cos., Inc.                                                             25,000           681,250
                    ---------------------------------------------------------------------------------------------------------
                    Skandia Forsakrings AB                                                           27,000           851,178
                    ---------------------------------------------------------------------------------------------------------
                    UNUM Corp.(10)                                                                   12,000           876,000
                                                                                                                 ------------
                                                                                                                    4,333,991

                    12  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                                 MARKET VALUE
                                                                                                    SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--4.7%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL          General Electric Co.                                                             13,400      $  1,329,950
EQUIPMENT--0.7%     ---------------------------------------------------------------------------------------------------------
                    Rockwell International Corp.(10)                                                 13,000           843,375
                                                                                                                 ------------
                                                                                                                    2,173,325
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL          Owens Corning(10)                                                                54,000         2,173,500
MATERIALS--1.1%     ---------------------------------------------------------------------------------------------------------
                    Wolverine Tube, Inc.(9)                                                          50,000         1,300,000
                                                                                                                 ------------
                                                                                                                    3,473,500
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL          Calgon Carbon Corp.                                                              59,200           651,200
SERVICES--0.2%
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--     AGCO Corp.                                                                       38,000         1,049,750
1.4%                ---------------------------------------------------------------------------------------------------------
                    Komatsu Ltd.                                                                     32,000           233,907
                    ---------------------------------------------------------------------------------------------------------
                    Mannesmann AG                                                                     2,700         1,031,682
                    ---------------------------------------------------------------------------------------------------------
                    Tenneco, Inc.(10)                                                                38,000         1,482,000
                    ---------------------------------------------------------------------------------------------------------
                    Westinghouse Air Brake Co.                                                       51,100           664,300
                                                                                                                 ------------
                                                                                                                    4,461,639
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--    Burlington Northern Santa Fe Corp.(10)                                           24,500         1,813,000
1.3%                ---------------------------------------------------------------------------------------------------------
                    Canadian National Railway Co.                                                    22,000           779,978
                    ---------------------------------------------------------------------------------------------------------
                    Stolt-Nielsen SA                                                                 58,200         1,003,950
                    ---------------------------------------------------------------------------------------------------------
                    Stolt-Nielsen SA, Sponsored ADR                                                  25,650           452,883
                                                                                                                 ------------
                                                                                                                    4,049,811
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--10.3%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE/          Lockheed Martin Corp.                                                            11,000           924,000
DEFENSE--0.3%
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER            Cabletron Systems, Inc.(9)                                                       20,000           585,000
HARDWARE--2.3%      ---------------------------------------------------------------------------------------------------------
                    Canon, Inc.                                                                      27,000           577,901
                    ---------------------------------------------------------------------------------------------------------
                    Hewlett-Packard Co.(10)                                                          21,500         1,144,875
                    ---------------------------------------------------------------------------------------------------------
                    International Business Machines Corp.(10)                                        13,600         1,868,300
                    ---------------------------------------------------------------------------------------------------------
                    Moore Corp. Ltd.                                                                 44,000           880,000
                    ---------------------------------------------------------------------------------------------------------
                    Xerox Corp.                                                                      38,100         2,166,938
                                                                                                                 ------------
                                                                                                                    7,223,014
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER            America Online, Inc.(9)(10)                                                      26,640         1,128,870
SOFTWARE--2.2%      ---------------------------------------------------------------------------------------------------------
                    Business Objects SA, Sponsored ADR(9)                                            45,100           439,725
                    ---------------------------------------------------------------------------------------------------------
                    Computer Associates International, Inc.                                          54,300         2,110,913
                    ---------------------------------------------------------------------------------------------------------
                    Electronic Arts, Inc.(9)(10)                                                     38,500         1,025,063
                    ---------------------------------------------------------------------------------------------------------
                    Novell, Inc.(9)                                                                 107,000         1,016,500
                    ---------------------------------------------------------------------------------------------------------
                    Sabre Group Holdings, Inc.(9)                                                    15,000           378,750
                    ---------------------------------------------------------------------------------------------------------
                    Symantec Corp.(9)(10)                                                            63,502           904,904
                                                                                                                 ------------
                                                                                                                    7,004,725

                    13  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                                 MARKET VALUE
                                                                                                    SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS--3.9%   General Motors Corp., Cl. H                                                      18,000      $    976,500
                    ---------------------------------------------------------------------------------------------------------
                    Input/Output, Inc.(9)                                                            75,000         1,087,500
                    ---------------------------------------------------------------------------------------------------------
                    Intel Corp.(10)                                                                  43,200         6,010,200
                    ---------------------------------------------------------------------------------------------------------
                    Keyence Corp.                                                                     5,500           626,363
                    ---------------------------------------------------------------------------------------------------------
                    Kyocera Corp.                                                                    12,000           680,397
                    ---------------------------------------------------------------------------------------------------------
                    LSI Logic Corp.(9)(10)                                                           36,500         1,268,375
                    ---------------------------------------------------------------------------------------------------------
                    Nokia Corp., A Shares, Sponsored ADR(10)                                         16,500           961,125
                    ---------------------------------------------------------------------------------------------------------
                    SGS-Thomson Microelectronics NV(9)                                               12,000           793,500
                                                                                                                 ------------
                                                                                                                   12,403,960
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS- Airtouch Communications, Inc.(9)                                                 52,100         1,198,300
TECHNOLOGY--1.6%    ---------------------------------------------------------------------------------------------------------
                    AT&T Corp.                                                                       11,000           382,250
                    ---------------------------------------------------------------------------------------------------------
                    Cisco Systems, Inc.(9)(10)                                                       24,870         1,196,869
                    ---------------------------------------------------------------------------------------------------------
                    ECI Telecommunications Ltd.(10)                                                  52,000           962,000
                    ---------------------------------------------------------------------------------------------------------
                    MCI Communications Corp.(10)                                                     17,800           634,125
                    ---------------------------------------------------------------------------------------------------------
                    Newbridge Networks Corp.(9)                                                      23,000           658,375
                                                                                                                 ------------
                                                                                                                    5,031,919
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.7%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC            PacifiCorp                                                                       28,500           609,188
UTILITIES--0.5%     ---------------------------------------------------------------------------------------------------------
                    Public Service Enterprise Group, Inc.                                            42,000         1,102,500
                                                                                                                 ------------
                                                                                                                    1,711,688
-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1% Southwestern Energy Co.                                                          24,000           321,000
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE           BCE, Inc.(10)                                                                    26,100         1,200,600
UTILITIES--1.1%     ---------------------------------------------------------------------------------------------------------
                    SBC Communications, Inc.                                                         11,000           578,875
                    ---------------------------------------------------------------------------------------------------------
                    U S West Communications Group                                                    50,000         1,700,000
                                                                                                                 ------------
                                                                                                                    3,479,475
                                                                                                                 ------------
                    Total Common Stocks (Cost $113,209,227)                                                       156,883,330

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS--0.3%
-----------------------------------------------------------------------------------------------------------------------------
                    Cyprus Amax Minerals Co., $4.00 Cv., Series A (Cost $919,750)                    17,666           945,131

                                                                                                    UNITS
-----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS
AND CERTIFICATES
--0.0%
-----------------------------------------------------------------------------------------------------------------------------
                    Hong Kong & China Gas Co. Ltd. Wts., Exp. 9/97                                   57,874            26,140
                    ---------------------------------------------------------------------------------------------------------
                    Hyperion Telecommunications, Inc. Wts., Exp. 4/01(7)                                275             8,250
                                                                                                                 ------------
                    Total Rights, Warrants and Certificates (Cost $15,337)                                             34,390

                    14  Oppenheimer Multiple Strategies Fund

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT(1)         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement
--11.7%
-----------------------------------------------------------------------------------------------------------------------------
                    Repurchase agreement with Goldman, Sachs & Co., 6.35%, dated
                    3/31/97, to be repurchased at $36,906,509 on 4/1/97, collateralized by
                    U.S. Treasury Nts., 6.375%--9.125%, 5/15/99--8/15/05, with a value of
                    $37,736,728 (Cost $36,900,000)                                             $ 36,900,000      $ 36,900,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $269,612,873)                                                                                   100.5%      317,212,491
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF OTHER
ASSETS                                                                                                 (0.5)       (1,537,602)
                                                                                               ------------      ------------
NET ASSETS                                                                                            100.0%     $315,674,889
                                                                                               ------------      ------------
                                                                                               ------------      ------------


                    1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
                    AUD  --   Australian Dollar        GBP  --   British Pound Sterling
                    CAD  --   Canadian Dollar          NZD  --   New Zealand Dollar
                    DKK  --   Danish Krone             ZAR  --   South African Rand
                    2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
                    3. Securities with an aggregate market value of $986,220 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
                    4. Represents the current interest rate for an increasing rate security.
                    5. Represents the current interest rate for a variable rate security.
                    6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities
                    Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,212,013 or 1.02% of the Fund's net assets, at
                    March 31, 1997.
                    7. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
                    8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
                    9. Non-income producing security.

                    15  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                    -------------------------------------------------------------------------------------------------------------
                    10. A sufficient amount of securities has been designated to cover outstanding call options, as follows:

                                                                                                                        MARKET
                                        SHARES              EXPIRATION          EXERCISE           PREMIUM              VALUE
                                        SUBJECT TO CALL     DATE                PRICE              RECEIVED             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
Alaska Air Group, Inc.                      8,600              7/97              $  25             $   11,782           $   23,113
----------------------------------------------------------------------------------------------------------------------------------
Alumax, Inc.                                5,200              7/97                 40                 12,519                8,775
----------------------------------------------------------------------------------------------------------------------------------
America Online, Inc.                        5,200              4/97                 48                  8,944                2,925
----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                        5,800              7/97                 60                  8,888               23,925
----------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                      2,600              7/97                145                  5,609                3,900
----------------------------------------------------------------------------------------------------------------------------------
BCE, Inc.                                   5,200              6/97                 50                  5,369                2,275
----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.          4,800              4/97                 90                 16,055                  900
----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp., Cl. A                       2,400              7/97                 35                  3,528                8,400
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                         2,600              7/97                 85                 10,322                  163
----------------------------------------------------------------------------------------------------------------------------------
Citicorp                                    2,000              4/97                115                  5,440                2,375
----------------------------------------------------------------------------------------------------------------------------------
Costco Co., Inc.                           10,800              4/97                 25                 13,176               39,150
----------------------------------------------------------------------------------------------------------------------------------
Costco Co., Inc.                           10,800              7/97                 30                 10,841               14,175
----------------------------------------------------------------------------------------------------------------------------------
Dean Witter, Discover & Co.                 5,600              4/97                 35                  6,072                6,300
----------------------------------------------------------------------------------------------------------------------------------
Dean Witter, Discover & Co.                 5,600              7/97                 35                  9,016               12,950
----------------------------------------------------------------------------------------------------------------------------------
Dean Witter, Discover & Co.                 5,600              7/97                 45                 12,782                  700
----------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                       5,400              9/97                 50                 13,000                7,088
----------------------------------------------------------------------------------------------------------------------------------
ECI Telecommunications Ltd.                 5,500              8/97                 25                 10,147                4,813
----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                          13,200              7/97                 90                 38,653                9,900
----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                       6,200              6/97                 35                 30,813                2,713
----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                      18,400              6/97                 40                 46,946                1,150
----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                       5,500              6/97                 45                 15,411                  344
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.            6,800              4/97                 29                  7,386                4,675
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.            6,400              7/97                 30                  9,352                8,000
----------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A            7,200              9/97                 30                 13,317                  450
----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                        4,000              6/97                 65                  6,380                1,000
----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H                 2,400              6/97                 65                 11,328                  150
----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                         6,200              5/97                 60                 14,539                6,200
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                10,400              4/97                135                 52,986               76,700
----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.       2,600              4/97                175                 14,872                  163
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                           7,200              7/97                 60                 20,483               10,800
----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                            1,800              7/97                 75                  3,546                  225
----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                        1,800              7/97                 50                  8,721               10,800
----------------------------------------------------------------------------------------------------------------------------------
King World Productions, Inc.                5,400              5/97                 40                  7,938                  338
----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                             7,200              7/97                 35                 19,583               25,200
----------------------------------------------------------------------------------------------------------------------------------
MCI Communications Corp.                   17,800              7/97                 33                 37,290               80,100
----------------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                            4,200              4/97                 40                  5,649                1,050
----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                             3,800              5/97                 70                 15,085                3,563
----------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR        4,000              4/97                 60                 13,880                4,250
----------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR        4,000              7/97                 70                 23,879                5,000
----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                   12,000              5/97                 30                 23,639                  750
----------------------------------------------------------------------------------------------------------------------------------
Owens Corning                              10,800              9/97                 55                 17,900                2,700
----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                    4,000              6/97                110                 17,879               39,000
----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                        2,400              7/97                115                  7,728               19,200
----------------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                3,000              7/97                 75                  6,660                2,438
----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                   1,200              7/97                175                  7,614               10,050
----------------------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc, ADR                 3,200              5/97                 75                  5,504                6,400
----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                             14,400              4/97                 18                 15,767                3,600
----------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc.                               8,000              8/97                 50                 12,760                2,000
----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                           6,600              9/97                 50                  6,402                4,950
----------------------------------------------------------------------------------------------------------------------------------
Toys 'R' Us, Inc.                           6,400              6/97                 40                  9,808                  400
----------------------------------------------------------------------------------------------------------------------------------
U S West Communications Group              10,000              7/97                 35                 12,200               10,625
----------------------------------------------------------------------------------------------------------------------------------
UNUM Corp.                                  2,400              6/97                 80                  7,428                3,600
----------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                   1,000              9/97                 40                  2,657                  250
----------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.             7,800              7/97                 35                 27,060               65,320
                                                                                                   ----------           ----------
                                                                                                   $  762,533           $  585,981
                                                                                                   ----------           ----------
                                                                                                   ----------           ----------

                    See accompanying Notes to Financial Statements.

                    16  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF ASSETS AND LIABILITIES   March 31, 1997 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ASSETS              Investments, at value (including repurchase agreement of $36,900,000)
                    (cost $269,612,873)--see accompanying statement                                                   $317,212,491
                    --------------------------------------------------------------------------------------------------------------
                    Cash                                                                                                   369,285
                    --------------------------------------------------------------------------------------------------------------
                    Receivables:
                    Interest, dividends and principal paydowns                                                           2,673,615
                    Investments sold                                                                                       811,379
                    Shares of beneficial interest sold                                                                     592,694
                    --------------------------------------------------------------------------------------------------------------
                    Other                                                                                                   14,811
                                                                                                                      ------------
                    Total assets                                                                                       321,674,275

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES         Options written, at value (premiums received $762,533)--
                    see accompanying statement--Note 6                                                                     585,981
                    --------------------------------------------------------------------------------------------------------------
                    Payables and other liabilities:
                    Investments purchased                                                                                4,104,446
                    Shares of beneficial interest redeemed                                                                 623,653
                    Trustees' fees--Note 1                                                                                 155,121
                    Distribution and service plan fees                                                                     148,305
                    Shareholder reports                                                                                     91,311
                    Daily variation on futures contracts--Note 5                                                            33,068
                    Transfer and shareholder servicing agent fees                                                           27,328
                    Custodian fees                                                                                          25,459
                    Other                                                                                                  204,714
                                                                                                                      ------------
                    Total liabilities                                                                                    5,999,386

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                            $315,674,889
                                                                                                                      ------------
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF      Paid-in capital                                                                                   $254,197,900
NET ASSETS          --------------------------------------------------------------------------------------------------------------
                    Undistributed net investment income                                                                    907,746
                    --------------------------------------------------------------------------------------------------------------
                    Accumulated net realized gain on investments and foreign currency transactions                      12,823,980
                    --------------------------------------------------------------------------------------------------------------
                    Net unrealized appreciation on investments and translation of assets and
                    liabilities denominated in foreign currencies                                                       47,745,263
                                                                                                                      ------------
                    Net assets                                                                                        $315,674,889
                                                                                                                      ------------
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE     Class A Shares:
PER SHARE           Net asset value and redemption price per share (based on net assets
                    of $273,785,508 and 19,686,583 shares of beneficial interest outstanding)                               $13.91
                    Maximum offering price per share (net asset value plus
                    sales charge of 5.75% of offering price)                                                                $14.76

                    --------------------------------------------------------------------------------------------------------------
                    Class B Shares:
                    Net asset value, redemption price and offering price per share (based on net assets
                    of $11,216,777 and 812,445 shares of beneficial interest outstanding)                                   $13.81

                    --------------------------------------------------------------------------------------------------------------
                    Class C Shares:
                    Net asset value, redemption price and offering price per share (based on net assets
                    of $30,672,604 and 2,217,474 shares of beneficial interest outstanding)                                 $13.83

                    See accompanying Notes to Financial Statements.

                    17  Oppenheimer Multiple Strategies Fund

                    STATEMENT OF OPERATIONS   For the Six Months Ended March 31, 1997 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME   Interest (net of foreign withholding taxes of $4,138)                                             $  6,551,201
                    --------------------------------------------------------------------------------------------------------------
                    Dividends (net of foreign withholding taxes of $22,102)                                              1,148,856
                    --------------------------------------------------------------------------------------------------------------
                    Total income                                                                                         7,700,057
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES            Management fees--Note 4                                                                              1,145,109
                    --------------------------------------------------------------------------------------------------------------
                    Distribution and service plan fees--Note 4:
                    Class A                                                                                                247,637
                    Class B                                                                                                 41,985
                    Class C                                                                                                131,101
                    --------------------------------------------------------------------------------------------------------------
                    Transfer and shareholder servicing agent fees--Note 4                                                  176,560
                    --------------------------------------------------------------------------------------------------------------
                    Shareholder reports                                                                                    138,797
                    --------------------------------------------------------------------------------------------------------------
                    Custodian fees and expenses                                                                             30,993
                    --------------------------------------------------------------------------------------------------------------
                    Legal and auditing fees                                                                                 17,712
                    --------------------------------------------------------------------------------------------------------------
                    Insurance expenses                                                                                       5,212
                    --------------------------------------------------------------------------------------------------------------
                    Registration and filing fees:
                    Class B                                                                                                  1,653
                    Class C                                                                                                  3,074
                    --------------------------------------------------------------------------------------------------------------
                    Trustees' fees and expenses--Note 1                                                                      3,432
                    --------------------------------------------------------------------------------------------------------------
                    Other                                                                                                    3,534
                                                                                                                      ------------
                    Total expenses                                                                                       1,946,799

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME                                                                                                                   5,753,258
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND        Net realized gain (loss) on:
UNREALIZED          Investments                                                                                         13,565,840
GAIN (LOSS)         Closing and expiration of options written                                                              190,618
                    Foreign currency transactions                                                                         (188,180)
                                                                                                                      ------------
                    Net realized gain                                                                                   13,568,278

                    --------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation on:
                    Investments                                                                                           (509,472)
                    Translation of assets and liabilities denominated in foreign currencies                             (1,192,470)
                                                                                                                      ------------
                    Net change                                                                                          (1,701,942)
                                                                                                                      ------------
                    Net realized and unrealized gain                                                                    11,866,336
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                                                                                       $ 17,619,594
                                                                                                                      ------------
                                                                                                                      ------------

                    See accompanying Notes to Financial Statements.

                    18  Oppenheimer Multiple Strategies Fund

                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS ENDED   NINE MONTHS
                                                                                                MARCH 31, 1997     ENDED SEPT. 30,
                                                                                                (UNAUDITED)        1996(1)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS          Net investment income                                                       $     5,753,258    $     9,695,717
                    --------------------------------------------------------------------------------------------------------------
                    Net realized gain                                                                13,568,278         15,544,485
                    --------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation                            (1,701,942)         4,393,283
                                                                                                ---------------    ---------------
                    Net increase in net assets resulting from operations                             17,619,594         29,633,485

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND       Dividends from net investment income:
DISTRIBUTIONS TO    Class A                                                                          (4,929,024)        (8,029,426)
SHAREHOLDERS        Class B                                                                            (136,475)          (114,496)
                    Class C                                                                            (395,070)          (478,886)
                    --------------------------------------------------------------------------------------------------------------
                    Distributions from net realized gain:
                    Class A                                                                         (14,621,587)                --
                    Class B                                                                            (435,849)                --
                    Class C                                                                          (1,359,035)                --

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL          Net increase (decrease) in net assets resulting from
INTEREST            beneficial interest transactions--Note 2:
TRANSACTIONS        Class A                                                                          12,891,039         (6,428,157)
                    Class B                                                                           5,454,189          4,480,009
                    Class C                                                                          10,145,360          4,355,405

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS          Total increase                                                                   24,233,142         23,417,934
                    --------------------------------------------------------------------------------------------------------------
                    Beginning of period                                                             291,441,747        268,023,813
                                                                                                ---------------    ---------------
                    End of period (including undistributed net investment
                    income of $907,746 and $615,057, respectively)                              $   315,674,889    $   291,441,747
                                                                                                ---------------    ---------------
                                                                                                ---------------    ---------------

                    1. The Fund changed its fiscal year end from December 31 to September 30. See accompanying Notes to Financial
                    Statements.

                    19  Oppenheimer Multiple Strategies Fund


FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS        NINE MONTHS
                                                    ENDED             ENDED
                                                    MARCH 31, 1997    SEPTEMBER 30,   YEAR ENDED DECEMBER 31,
                                                    (UNAUDITED)       1996(2)         1995        1994        1993        1992
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                    $14.09            $13.07        $11.52      $13.05      $11.63      $11.22
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .27               .49           .52         .54         .44         .39
Net realized and unrealized gain (loss)                    .59               .96          2.08        (.75)       1.43         .44
                                                      --------          --------      --------    --------    --------    --------
Total income (loss) from investment operations             .86              1.45          2.60        (.21)       1.87         .83

Dividends and distributions to shareholders:
Dividends from net investment income                      (.25)             (.43)         (.49)       (.53)       (.44)       (.42)
Distributions from net realized gain                      (.79)               --          (.56)       (.79)       (.01)         --
                                                      --------          --------      --------    --------    --------    --------
Total dividends and distributions
to shareholders                                          (1.04)             (.43)        (1.05)      (1.32)       (.45)       (.42)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.91            $14.09        $13.07      $11.52      $13.05      $11.63
                                                      --------          --------      --------    --------    --------    --------
                                                      --------          --------      --------    --------    --------    --------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                       6.14%            11.22%        22.79%      (1.59)%     16.30%       7.54%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $273,786          $264,359      $251,353    $237,771    $277,914    $266,713
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $276,351          $256,765      $249,660    $260,767    $272,303    $269,096
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                     3.92%(5)          4.73%(5)      3.97%       4.10%       3.58%       3.41%
Expenses                                                  1.16%(5)          1.21%(5)      1.15%       1.09%       1.14%       1.17%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                18.4%             31.7%         28.5%       31.5%       32.7%       60.3%
Average brokerage commission rate(7)                   $0.0476           $0.0336       $0.0350          --          --          --

1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.
2. The Fund changed its fiscal year end from December 31 to September 30.
3. For the period from August 29, 1995 (inception of offering) to December 31, 1995.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one full year.

                    20  Oppenheimer Multiple Strategies Fund

                                                CLASS B
                                                --------------------------------------------
                                                SIX MONTHS      NINE MONTHS
                                                ENDED           ENDED          PERIOD ENDED
                                                MARCH 31, 1997  SEPTEMBER 30,  DECEMBER 31,
                                                (UNAUDITED)     1996(2)        1995(3)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period               $14.01         $13.03          $13.28
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .21            .41             .17
Net realized and unrealized gain (loss)               .57            .93             .41
                                                 --------       --------        --------
Total income (loss) from investment operations        .78           1.34             .58
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.20)          (.36)           (.27)
Distributions from net realized gain                 (.79)            --            (.56)
                                                 --------       --------        --------
Total dividends and distributions
to shareholders                                      (.99)          (.36)           (.83)
--------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.81         $14.01          $13.03
                                                 --------       --------        --------
                                                 --------       --------        --------
--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                  5.64%         10.37%           4.44%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $11,217         $5,996          $1,265
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $8,457         $3,546         $   520
--------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                3.11%(5)       3.69%(5)        2.62%(5)
Expenses                                             1.99%(5)       2.12%(5)        2.27%(5)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          18.4%          31.7%           28.5%
Average brokerage commission rate(7)                $0.0476        $0.0336         $0.0350


                                                CLASS C
                                                -------------------------------------------------------------------------
                                                SIX MONTHS      NINE MONTHS
                                                ENDED           ENDED
                                                MARCH 31, 1997  SEPTEMBER  30,  YEAR ENDED DECEMBER 31,
                                                (UNAUDITED)     1996(2)         1995           1994           1993(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period              $14.02          $13.01          $11.49         $13.05         $12.86
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .22             .40             .40            .44           (.97)
Net realized and unrealized gain (loss)              .58             .96            2.07           (.77)          1.29
                                                --------        --------        --------       --------       --------
Total income (loss) from investment operations       .80            1.36            2.47           (.33)           .32
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.20)           (.35)           (.39)          (.44)          (.12)
Distributions from net realized gain                (.79)             --            (.56)          (.79)          (.01)
                                                --------        --------        --------       --------       --------
Total dividends and distributions
to shareholders                                     (.99)           (.35)           (.95)         (1.23)          (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $13.83          $14.02          $13.01         $11.49         $13.05
                                                --------        --------        --------       --------       --------
                                                --------        --------        --------       --------       --------
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                 5.68%          10.55%          21.69%         (2.50)%         2.51%

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $30,673         $21,087         $15,405         $9,182           $396
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $26,389         $17,898         $11,827         $5,601           $194
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               3.11%(5)        3.84%(5)        3.08%          3.30%          2.19%(5)
Expenses                                            1.98%(5)        2.07%(5)        1.99%          2.00%          2.50%(5)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          18.4%           31.7%           28.5%          31.5%          32.7%
Average brokerage commission rate(7)             $0.0476         $0.0336         $0.0350             --             --

5. Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities
(excluding short-term securities) for the period ended March 31, 1997 were $55,370,211 and $52,184,011, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total of related shares purchased and sold.

See accompanying Notes to Financial Statements

21  Oppenheimer Multiple Strategies Fund

                              NOTES TO FINANCIAL STATEMENTS   (Unaudited)

-------------------------------------------------------------------------------
1. SIGNIFICANT                Oppenheimer Multiple Strategies Fund (the Fund),
   ACCOUNTING POLICIES        formerly named Oppenheimer Asset Allocation Fund,
                              is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high total investment return (current income and capital appreciation in the value of its shares) through investment in stocks, bonds and cash equivalents.
                              The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class
                              B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

                              --------------------------------------------------
                              INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contracts rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
                              --------------------------------------------------
                              FOREIGN CURRENCY TRANSLATION. The accounting
                              records of the Fund are maintained in U.S.
                              dollars. Prices of securities denominated in
                              foreign currencies are translated into U.S.
                              dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rate of exchange prevailing on the respective dates of such transactions.
                                        The effect of changes in foreign
                              currency exchange rates on investments is
                              separately identified from the fluctuations
                              arising from changes in market values of
                              securities held and reported with all other
                              foreign currency gains and losses in the Fund's Statement of Operations.
                              --------------------------------------------------
                              REPURCHASE AGREEMENTS. The Fund requires the
                              custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
                              --------------------------------------------------
                              ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
                              --------------------------------------------------
                              FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

                              22  Oppenheimer Multiple Strategies Fund

-------------------------------------------------------------------------------
1. SIGNIFICANT                TRUSTEES' FEES AND EXPENSES. The Fund has adopted
   ACCOUNTING POLICIES        a nonfunded retirement plan for the Fund's
   (CONTINUED)                independent trustees. Benefits are based on years
                              of service and fees paid to each trustee during
                              the years of service. During the six months ended
                              March 31, 1997, a reduction of $13,665 was made
                              for the Fund's projected benefit obligations, and
                              payments of $7,544 were made to retired trustees,
                              resulting in an accumulated liability of $145,077
                              at March 31, 1997.
                              --------------------------------------------------
                              DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
                              distributions to shareholders are recorded on the
                              ex-dividend date.
                              --------------------------------------------------
                              CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
                              Net investment income (loss) and net realized gain
                              (loss) may differ for financial statement and tax
                              purposes primarily because of the recognition of
                              certain foreign currency gains (losses) as
                              ordinary income (loss) for tax purposes. The
                              character of the distributions made during the
                              year from net investment income or net realized
                              gains may differ from their ultimate
                              characterization for federal income tax purposes.
                              Also, due to timing of dividend distributions, the
                              fiscal year in which amounts are distributed may
                              differ from the year that the income or realized
                              gain was recorded by the Fund.
                              --------------------------------------------------
                              OTHER. Investment transactions are accounted for on the date the investments are purchased or sold
                              (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
                                        The preparation of financial statements
                              in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF                  The Fund has authorized an unlimited number of no
   BENEFICIAL INTEREST        par value shares of beneficial interest for each
                              class. Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS ENDED MARCH 31, 1997              PERIOD ENDED SEPTEMBER 30, 1996(1)
                                                  ----------------------------------           ----------------------------------
                                                  SHARES                 AMOUNT                SHARES                 AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                                 880,645            $ 12,661,997              860,353            $ 11,689,114
Dividends and distributions reinvested             1,259,162              17,611,635              524,674               7,190,397
Redeemed                                          (1,209,658)            (17,382,593)          (1,862,109)            (25,307,668)
                                                  ----------            ------------           ----------            ------------
Net increase (decrease)                              930,149            $ 12,891,039             (477,082)           $ (6,428,157)
                                                  ----------            ------------           ----------            ------------
                                                  ----------            ------------           ----------            ------------
---------------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                                 393,736            $  5,601,328              366,656            $  4,968,484
Dividends and distributions reinvested                35,702                 496,167                6,864                  93,829
Redeemed                                             (45,123)               (643,306)             (42,546)               (582,304)
                                                  ----------            ------------           ----------            ------------
Net increase                                         384,315            $  5,454,189              330,974            $  4,480,009
                                                  ----------            ------------           ----------            ------------
                                                  ----------            ------------           ----------            ------------
---------------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                                 705,042            $ 10,057,540              448,796            $  6,095,106
Dividends and distributions reinvested               119,477               1,662,967               33,327                 455,037
Redeemed                                            (110,858)             (1,575,147)            (162,380)             (2,194,738)
                                                  ----------            ------------             --------            ------------
Net increase                                         713,661            $ 10,145,360              319,743            $  4,355,405
                                                  ----------            ------------             --------            ------------
                                                  ----------            ------------             --------            ------------

                              1. The Fund changed its fiscal year end from December 31 to September 30.

                              23  Oppenheimer Multiple Strategies Fund

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND    At March 31, 1997, net unrealized appreciation on
   LOSSES ON INVESTMENTS   investments and options written of $47,768,847 was
   AND OPTIONS WRITTEN     composed of gross appreciation of $54,041,803, and
                           gross depreciation of $6,272,956.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES         Management fees paid to the Manager are in
   AND OTHER TRANSACTIONS  accordance with the investment advisory agreement
   WITH AFFILIATES         with the Fund which provides for a fee of 0.75% on
                           the first $200 million of average annual net assets, 0.72% on the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of aggregate net assets in excess of $800 million.
                                     For the six months ended March 31, 1997,
                           commissions (sales charges paid by investors) on sales of Class A shares totaled $223,828, of which $72,590 was retained by OppenheimerFunds
                           Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's
                           Class B and Class C shares totaled $191,234 and
                           $96,674, of which $13,278 was paid to an affiliated broker/dealer. During the six months ended March 31, 1997, OFDI received contingent deferred sales charges of $10,848 and $1,754, respectively, upon redemption of Class B and Class
                           C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
                                     OppenheimerFunds Services (OFS), a
                           division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
                                     The Fund has adopted a Service Plan for
                           Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold
                           Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1997, OFDI paid $25,359 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.
                                     The Fund has adopted a compensation type
                           Distribution and Service Plan for Class B shares to compensate OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold
                           Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended March
                           31, 1997, OFDI retained $39,808 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of March 31, 1997, OFDI had incurred unreimbursed expenses of $408,660 for Class B.
                                     The Fund has adopted a reimbursement
                           type Distribution and Service Plan for Class C shares to reimburse OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold
                           Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended March
                           31, 1997, OFDI paid $5,207 to an affiliated broker/dealer as reimbursement for Class C personal service and maintenance expenses and retained $53,731 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of March 31, 1997, OFDI had incurred unreimbursed expenses of $317,226 for Class C.

                           24  Oppenheimer Multiple Strategies Fund

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS          The Fund may buy and sell interest rate futures
                              contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
                                        The Fund generally sells futures
                              contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
                                        Upon entering into a futures contract,
                              the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value.
                              Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
                                        Securities held in collateralized
                              accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and
                              Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
                                        Risks of entering into futures contracts
                              (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                              At March 31, 1997, the Fund had outstanding futures contracts as follows:

                                    EXPIRATION   NUMBER OF           VALUATION AS OF   UNREALIZED
                                    DATE         FUTURES CONTRACTS   MARCH 31, 1997    DEPRECIATION
---------------------------------------------------------------------------------------------------
Russell 2000 Futures                6/97         6,000               $2,069,400        $30,225

--------------------------------------------------------------------------------
6. OPTION ACTIVITY            The Fund may buy and sell put and call options, or
                              write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
                                        The Fund generally purchases put options
                              or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
                                        Options are valued daily based upon the
                              last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
                                        Securities designated to cover
                              outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments.
                              Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
                                        The risk in writing a call option is
                              that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                              Written option activity for the six months ended March 31, 1997 was as follows:


                                             CALL OPTIONS
                                             -----------------------------------
                                             NUMBER OF           AMOUNT OF
                                             OPTIONS             PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at September 30, 1996     1,728              $ 552,194
--------------------------------------------------------------------------------
Options written                               3,844                895,807
--------------------------------------------------------------------------------
Options closed or expired                    (1,092)              (311,775)
--------------------------------------------------------------------------------
Options exercised                            (1,146)              (373,693)
                                             ------              ---------
Options outstanding at March 31, 1997         3,334              $ 762,533
                                             ------              ---------
                                             ------              ---------

                              25  Oppenheimer Multiple Strategies Fund

--------------------------------------------------------------------------------
7. ILLIQUID AND            At March 31, 1997, investments in securities
   RESTRICTED SECURITIES   included issues that are illiquid or restricted.
                           Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at March 31, 1997 was $3,893,160, which represents
                           1.42% of the Fund's net assets.

--------------------------------------------------------------------------------
8. SHAREHOLDER MEETING     On March 6, 1997, a special shareholder meeting
                           was held at which the eleven Trustees identified below were elected, the selection of KPMG Peat
                           Marwick LLP as the independent certified public accountants and auditors of the Fund for the fiscal year beginning October 1, 1996 was ratified
                           (Proposal No. 1), the proposed changes to certain of the Fund's fundamental investment policies was approved (Proposal No. 2), the proposed change in the Investment Advisory Agreement between the Fund and OppenheimerFunds, Inc. was approved (Proposal
                           No. 3), the Fund's Class B 12b-1 Distribution and
                           Service Plan was approved by Class B shareholders
                           (Proposal No. 4), and the Fund's Class C 12b-1
                           Distribution and Service Plan was approved by Class C shareholders (Proposal No. 5) as described in the Fund's proxy statement for that meeting.

                           The following is a report of the votes cast:

                                                                                                       BROKER
NOMINEE/PROPOSAL                    FOR                    AGAINST             WITHHELD/ABSTAIN        NON-VOTES    TOTAL
----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
Robert G. Galli                     11,253,871.448         246,747.379                                 558,388      11,500,618.827
Leon Levy                           11,203,229.913         297,388.914                                 558,388      11,500,618.827
Benjamin Lipstein                   11,197,133.782         303,485.045                                 558,388      11,500,618.827
Bridget A. Macaskill                11,256,812.337         243,806.490                                 558,388      11,500,618.827
Elizabeth Moynihan                  11,241,337.324         259,281.503                                 558,388      11,500,618.827
Kenneth A. Randall                  11,273,072.084         227,546.743                                 558,388      11,500,618.827
Edward V. Regan                     11,273,698.840         226,919.987                                 558,388      11,500,618.827
Russell S. Reynolds, Jr.            11,255,535.799         245,083.028                                 558,388      11,500,618.827
Donald W. Spiro                     11,224,018.248         276,600.579                                 558,388      11,500,618.827
Pauline Trigere                     11,177,490.513         323,128.314                                 558,388      11,500,618.827
Clayton K. Yeutter                  11,240,495.627         260,123.200                                 558,388      11,500,618.827
----------------------------------------------------------------------------------------------------------------------------------
Proposal No. 1                      10,852,678.097         111,936.414         545,000.862             558,388      11,509,615.373
Proposal No. 2                       9,183,461.857         412,290.120         863,922.725           1,779,281      10,459,674.702
Proposal No. 3                      10,308,932.225         295,359.382         904,804.998             558,388      11,509,096.605
Proposal No. 4                         324,274.123           6,197.510          12,654.165              15,827         343,125.798
Proposal No. 5                         883,841.782          30,674.191          62,486.495              61,410         927,002.468

                           26  Oppenheimer Multiple Strategies Fund

                         OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Richard H. Rubinstein, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISER       OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
TRANSFER AND             OppenheimerFunds Services
SHAREHOLDER
SERVICING AGENT

--------------------------------------------------------------------------------
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS     KPMG Peat Marwick LLP

--------------------------------------------------------------------------------
LEGAL COUNSEL            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Multiple Strategies Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Multiple Strategies Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                         27  Oppenheimer Multiple Strategies Fund

     INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET
1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions
1-800-533-3310

TELECOMMUNICATIONS DEVICE
for the Deaf (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
1-800-835-3104

RS0240.001.0397       May 31, 1997


"HOW MAY I HELP YOU?"

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it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

     And when you need help, our Customer Service Representatives are only a
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     When you want to make a transaction, you can do it easily by calling our
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     For added convenience, you can get automated information with
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PhoneLink gives you access to a variety of fund, account, and market
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OppenheimerFunds Services

     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit
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     So call us today--we're here to help.


--------------------------------------------------------------------------------
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